Financial commitments and contingent liabilities - Commitment Balances (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Definitive	$ 477,921,000	$ 342,452,000
Discretionary	682,721,000	639,102,000
Total	1,160,642,000	981,554,000	$ 646,631,000	$ 503,435,000
Legal risk (definitive)	93,970,000	89,294,000
Elimination of third-party entity interests
Disclosure of contingent liabilities [line items]
Definitive	(130,694,000)	(53,939,000)
Discretionary	(107,958,000)	(99,007,000)
Total	(238,652,000)	(152,946,000)	(31,791,000)
Legal risk (definitive)	(6,233,000)	(6,233,000)
Burford only
Disclosure of contingent liabilities [line items]
Definitive	347,227,000	288,513,000
Discretionary	574,763,000	540,095,000
Total	921,990,000	828,608,000	$ 614,840,000	$ 503,435,000
Legal risk (definitive)	$ 87,737,000	$ 83,061,000